Other Long-Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 1,577	$ 1,284
Severance expenses	1,936	$ 1,903	$ 1,636
Deferred revenue expected to be recognized in 2023	$ 6,262